Stockholders’ Deficiency (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ Deficiency [Abstract]
Schedule of Activity for the Warrants	The schedule of activity for the warrants is as follows:
	Number of Warrants	Weighted Average Exercise Price (as converted)	Remaining Contractual Term (Years)
Balance, December 31, 2022	639,249	$28.76	0.84
Issued	1,626,721	7.48	—
Expired	(516,778)	34.01	—
Balance, December 31, 2023	1,749,192	$7.66	3.43
Issued	1,150,926	7.75	—
Exercised	(30,000)	10.00
Expired	(92,471)	10.00	—
Balance, September 30, 2024	2,777,649	$7.52	2.50
The schedule of activity for the warrants is as follows:
	Number of Warrants	Weighted Average Exercise Price (as converted)	Remaining Contractual Term (Years)
Balance, December 31, 2021	639,249	$28.75	1.84
Balance, December 31, 2022	639,249	28.75	0.84
Issued	1,626,721	7.48	—
Expired	(516,778)	34.01	—
Balance, December 31, 2023	1,749 192	$7.66	3.43

Schedule of Warrants Outstanding and Exercisable	A summary of the warrants outstanding and exercisable as of September 30, 2024, is as follows:
Warrants Outstanding	Exercise Price	Expiry Date
133,193	$7.75	August 31, 2026
35,064	$7.75	October 16, 2026
101,000	$7.75	November 8, 2026
394,572	$7.75	December 22, 2026
720,123	$7.75	January 19, 2027
585,609	$7.23	February 16, 2028
86,200	$7.22 (CAD$9.75)	February 16, 2028
28,797	$7.22 (CAD$9.75)	March 15, 2028
262,286	$7.08	March 15, 2028
430,805	$10.55	September 24, 2029
2,777,649
A summary of the warrants with USD exercise prices outstanding and exercisable as of August 31, 2023, upon the change in functional currency was as follows:
Warrants Outstanding	Exercise Price	Expiry Date
122,471	$10.00	August 30, 2024
122,281	$7.75	August 31, 2026
244,752
A summary of warrants not issued for services with CAD exercise prices outstanding and exercisable as of September 30, 2024, is as follows:
Warrants Outstanding	Exercise Price	Expiry Date
86,200	$7.22 (CAD$9.75)	February 16, 2028
15,810	$7.22 (CAD$9.75)	March 15, 2028
102,010
A summary of the warrants outstanding and exercisable as of December 31, 2023, is as follows:
Warrants Outstanding	Exercise Price	Expiry Date
122,472	$10.00	August 30, 2024
133,196	$7.75	August 31, 2026
35,064	$7.75	October 16, 2026
101,000	$7.75	November 8, 2026
394,570	$7.75	December 22, 2026
452,711	$7.23	February 16, 2028
219,098	$7.25 (CAD$9.75)	February 16, 2028
272,699	$7.25 (CAD$9.75)	March 15, 2028
18,383	$7.08	March 15, 2028
1,749,193
A summary of the warrants with USD exercise prices outstanding and exercisable as of August 31, 2023, upon the change in functional currency was as follows:
Warrants Outstanding	Exercise Price	Expiry Date
122,471	$10.00	August 30, 2024
122,281	$7.75	August 31, 2026
244,752
A summary of warrants not issued for services with CAD exercise prices outstanding and exercisable as of December 31, 2023, is as follows:
Warrants Outstanding	Exercise Price	Expiry Date
219,098	$7.25 (CAD$9.75)	February 16, 2028
259,713	$7.25 (CAD$9.75)	March 15, 2028
478,811

Schedule of Derivative Liability	The derivative liability of the Company on that date was $351,969, which upon reclassification, was charged to equity as an increase in reserves of $351,969.
Balance as of December 31, 2022	$205,989
Revaluation of derivative liability	145,980
Reclassification of derivative liability per change in functional currency	(351,969)
Balance as of December 31, 2023	$—
Balance as of December 31, 2022	$—
Reclassification of derivative liability per change in functional currency	4,541,545
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Balance as of December 31, 2023	$4,455,747
Revaluation of derivative liability	140,282
Reclassification of derivative liability per change in exercise price	(3,942,575)
Balance as of September 30, 2024	$653,454
The derivative liability of the Company on that date was $351,969, which upon reclassification, was charged to equity as an increase in reserves of $351,969.
Balance as of December 31, 2021	$2,048,127
Revaluation of derivative liability	(1,842,138)
Balance as of December 31, 2022	205,989
Revaluation of derivative liability	145,980
Reclassification of derivative liability per change in functional currency	(351,969)
Balance as of December 31, 2023	$—
As of December 31, 2023, the Company revalued the derivative liability to $4,455,747 and recorded a loss on revaluation of $3,939,304.
Balance as of December 31, 2021 and 2022	$—
Reclassification of derivative liability per change in functional currency	4,541,545
Revaluation of derivative liability	3,939,304
Reclassification of derivative liability per change in exercise price	(4,025,102)
Balance as of December 31, 2023	$4,455,747

Schedule of Weighted Average Assumptions were used in the Black-Scholes Option-Pricing Model	The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations for the warrants priced in USD as of August 31, 2023:
August 31, 2023
Risk-free interest rate	5.14%
Dividend yield	—
Expected life (in years)	1.00
Volatility	131%
Weighted average fair value per warrant	$4.00
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations following the change in functional currency to USD as of September 30, 2024, and December 31, 2023:
	September 30, 2024	December 31, 2023
Risk-free interest rate	2.76%	3.38%
Dividend yield	—	—
Expected life (in years)	3.39	4.15
Volatility	87%	87%
Weighted average fair value per warrant	$6.47	$9.25
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the initial valuation and the revaluation for the Debenture Warrant priced in USD as of September 24, 2024 and September 30, 2024:
	September 30, 2024	September 24, 2024
Risk-free interest rate	3.66%	3.49%
Dividend yield	—	—
Expected life (in years)	1.98	2.00
Volatility	80%	80%
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the Common Share options issued:
	September 30, 2024	December 31, 2023
Risk-free interest rate	—	3.12%
Expected life (in years)	—	10
Volatility	—	103%
Weighted average fair value per option	—	$3.25
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the re-valuations for the warrants priced in USD as of August 31, 2023, and December 31, 2022:
	August 31, 2023	December 31, 2022
Risk-free interest rate	5.14%	4.03%
Dividend yield	—	—
Expected life (in years)	1.00	1.65
Volatility	131%	93%
Weighted average fair value per warrant	$0.16	$0.07
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the initial valuation and re-valuations following the change in functional currency to USD, as at and December 31, 2023 and August 31, 2023:
	December 31, 2023	August 31, 2023
Risk-free interest rate	3.38%	6.31%
Dividend yield	—	—
Expected life (in years)	4.15	3.22
Volatility	87%	110%
Weighted average fair value per warrant	$0.37	$0.14
The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the Common Share options issued:
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.12%	2.62%
Expected life (in years)	10	10
Volatility	103%	84%
Weighted average fair value per option	$0.13	$0.56

Schedule of Share-Based Compensation Expense	The following table summarizes the total amount of share-based compensation expense related to service conditions for Common Share options during the three and nine months ended September 30, 2024, and 2023:
	For the three months ended		For the nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Research and development	$48,372	$173,023	$201,913	$421,766
General and administrative	142,859	524,050	596,726	1,293,419
Total share-based compensation	$191,231	$697,073	$798,639	$1,715,185
The following table summarizes the total amount of share-based compensation expense related to performance conditions for ACI Canada legacy performance options during the three and nine months ended September 30, 2024, and 2023:
	For the three months ended		For the nine months ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
Research and development	$2,510	$—	$118,514	$—
General and administrative	—	—	—	184,244
Total share-based compensation	$2,510	$—	$118,514	$184,244
The following table summarizes the total amount of share-based compensation expense related to service conditions for Common Share options during the years ended December 31, 2023 and 2022:
	For the Years Ended
	December 31, 2023	December 31, 2022
Research and development	$540,076	$519,140
General and administrative	1,645,265	1,148,580
Total share-based compensation	$2,185,341	$1,667,720
The following table summarizes total amount of share-based compensation expense related to performance conditions for the ACI Canada legacy performance options during the years ended December 31, 2023 and 2022:
	For the Years Ended
	December 31, 2023	December 31, 2022
Research and development	$184,244	$109,551
General and administrative	—	—
Total share-based compensation	$184,244	$109,551

Schedule of Common Share Option Activity	Common share option activity is as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2022	220,243	6.86	8.47	—
Granted	647,600	4.16	—
Expired	(30,911)	25.34	—
Exercised(2)	(10,045)	4.16	—
Balance, December 31, 2023	826,887	$4.44	9.07	$6,647,828
Exercised(3)	(10,913)	4.79	—
Balance, September 30, 2024	815,974	$4.28	8.58	$6,939,454
Options exercisable, September 30, 2024	527,881	$4.41	8.35	$4,418,911

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on the reporting date.

(2)      In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.

(3)      In accordance with the Company’s 2023 Option Plan, option holders exercised 10,913 Common Share options on a cashless basis (net exercise) for the issuance of 7,700 Common Shares.

The following table summarizes ACI Canada legacy performance option activity for the Company:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2022	380,842	0.23	5.91	2,073,837
Exercised	(108,000)	0.25	—
Balance, December 31, 2023	272,842	$0.22	4.51	$3,228,973
Exercised	(7,200)	0.22	—
Balance, September 30, 2024	265,642	0.22	3.73	3,338,055
Options exercisable, September 30, 2024	258,362	$0.22	3.71	$3,246,797

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s shares on the reporting date

Common share option activity is as follows:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2021	211,903	$20.86	9.22	$1,774,312
Granted	46,800	15.36	—
Expired	(35,800)	24.29	—
Exercised	(2,660)	13.18	—
Balance, December 31, 2022	220,243	18.12	8.47	—
Granted	647,600	4.16	—
Expired	(30,911)	25.34	—
Exercised(2)	(10,045)	4.16	—
Balance, December 31, 2023	826,887	$4.44	9.07	$6,647,836
Options exercisable, December 31, 2023	322,026	$4.65	9.07	$2,519,350

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023, and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023 and 2022.

(2)      In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.

The following table summarizes ACI Canada legacy performance option activity for the Company:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Balance, December 31, 2021	397,642	$0.23	6.68	$2,073,837
Cancelled	(2,800)	0.25	—
Exercised	(14,000)	0.25	—	—
Balance, December 31, 2022	380,842	0.23	5.91	1,986,561
Exercised	(108,000)	0.25	—
Balance, December 31, 2023	272,842	$0.22	4.51	$3,228,973
Options exercisable, December 31, 2023	256,042	$0.22	4.47	$3,030,650

(1)      The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023 and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023, and 2022.

Schedule of Common Share Options Outstanding	A summary of the Common Share options outstanding at September 30, 2024, is as follows:
Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
1,566	1,566	$10.00	June 1, 2029
1,566	1,566	$10.00	July 22, 2030
104,000	104,000	$5.11 (CAD$7.00)	August 3, 2031
37,600	37,600	$5.11 (CAD$7.00)	December 20, 2031
8,600	7,166	$5.11 (CAD$7.00)	February 14, 2032
10,300	7,300	$5.11 (CAD$7.00)	April 11, 2032
18,000	17,666	$5.11 (CAD$7.00)	May 31, 2032
634,342	351,017	$4.02 (CAD$5.50)	June 8, 2033
815,974	527,881

Schedule of Canada Legacy Performance Options Outstanding	A summary of the ACI Canada legacy performance options outstanding at September 30, 2024, is as follows:
Options Outstanding	Options Exercisable	Exercise Price	Expiry Date
36,000	36,000	$0.025	February 1, 2026
27,642	27,642	$0.25	December 31, 2027
122,000	121,120	$0.25	September 1, 2028
80,000	73,600	$0.25	June 1, 2029
265,642	258,362